CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Private placements Ordinary Shares	Private placements Additional paid-in capital	Private placements Statutory reserves	Private placements Unrestricted	Private placements Accumulated other comprehensive loss	Private placements	Initial public offering Ordinary Shares	Initial public offering Additional paid-in capital	Initial public offering Statutory reserves	Initial public offering Unrestricted	Initial public offering Accumulated other comprehensive loss	Initial public offering	Ordinary Shares	Deferred share compensation	Additional paid-in capital	Statutory reserves	Unrestricted	Accumulated other comprehensive loss	Noncontrolling Interests	Total
Balance at the beginning at Jun. 30, 2017													$ 200,000		$ 4,655,943	$ 562,210	$ 4,888,298	$ (174,578)		$ 10,131,873
Balance at the beginning (in shares) at Jun. 30, 2017													20,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Statutory reserves													$ 0		0	378,606	(378,606)	0		0
Net (loss) income													0		0	0	3,768,109	0		3,768,109
Foreign currency translation adjustment													0		0	0	0	133,553		133,553
Balance at the end at Jun. 30, 2018													$ 200,000		4,655,943	940,816	8,277,801	(41,025)		14,033,535
Balance at the end (in shares) at Jun. 30, 2018													20,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Statutory reserves													$ 0		0	555,826	(555,826)	0		0
Issuance of ordinary shares	$ 667	$ 199,333	$ 0	$ 0	$ 0	$ 200,000	$ 11,723	$ 4,383,911	$ 0	$ 0	$ 0	$ 4,395,634
Issuance of ordinary shares (in shares)	66,667						1,172,360
Issuance of ordinary shares in connection with redemption rights													$ 7,250		1,792,750	0	0	0		1,800,000
Issuance of ordinary shares in connection with redemption rights (in shares)													725,000
Net (loss) income													$ 0		0	0	4,363,591	0		4,363,591
Foreign currency translation adjustment													0		0	0	0	(267,546)		(267,546)
Balance at the end at Jun. 30, 2019													$ 219,640		11,031,937	1,496,642	12,085,566	(308,571)		24,525,214
Balance at the end (in shares) at Jun. 30, 2019													21,964,027
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Statutory reserves													$ 0		0	173,725	(173,725)	0		0
Issuance of ordinary shares for services													$ 1,800	$ (114,500)	762,700	0	0	0		650,000
Issuance of ordinary shares for services (in shares)													180,000
Amortization of deferred share compensation													$ 0	66,792	0	0	0	0		66,792
Options issued to directors													0		213,431	0	0	0		213,431
Issuance of ordinary shares for acquisition													$ 10,000		2,648,909	0	0	0		2,658,909
Issuance of ordinary shares for acquisition (in shares)													1,000,000
Fair value of noncontrolling interest acquired													$ 0		0	0	0	0	$ 2,554,638	2,554,638
Fair value of beneficial conversion feature of convertible debenture													0		259,540	0	0	0		259,540
Conversion convertible debenture into ordinary shares													$ 8,271		848,894	0	0	0		857,165
Conversion convertible debenture into ordinary shares (in shares)													827,057
Net (loss) income													$ 0		0	0	(4,876,942)	0	477,409	(4,399,533)
Foreign currency translation adjustment													0		0	0	0	(547,647)	(11,673)	(559,320)
Balance at the end at Jun. 30, 2020													$ 239,711	$ (47,708)	$ 15,765,411	$ 1,670,367	$ 7,034,899	$ (856,218)	$ 3,020,374	$ 26,826,836
Balance at the end (in shares) at Jun. 30, 2020													23,971,084